8. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 22, 2017, the date the financial statements were available to be issued.

On Janaury 23, 2017, the Company signed a lease with a related parts for property in Texas.  This property will be used to grow the Company's mulberry trees.  The Company pays $960 per month starting on February 1, 2017.

On January 25, 2017, the Company issued 750,000 shares of common stock previously recorded as common stock issuable for the year end December 31, 2016 (See Note 6 (C)).

 On January 25, 2017, the Company issued 2,678,571 share of common stock for $150,000 ($0.056/share).

On February 6, 2017 the Company issued a warrant for 750,000 share of common stock to a consultant for services rendered.

On April 6, 2017 the Company issued 2,083,333 shares of common stock for $100,000  ($0.048/share).